POSTRETIREMENT BENEFITS AND EMPLOYEE STOCK OWNERSHIP PLAN (TABLES)	12 Months Ended
Jun. 30, 2011
Notes to Financial Statements [Abstract]
Reconciliation of Benefit Obligations and Plan Assets of Defined Benefit Retirement Plans and Other Retiree Benefit Plans

Obligation and Funded Status. The following provides a reconciliation of benefit obligations, plan assets and funded status of these defined benefit plans:

	Pension Benefits(1)		Other Retiree Benefits(2)
Years ended June 30	2011	2010	2011	2010
CHANGE IN BENEFIT OBLIGATION
Benefit obligation at beginning of year(3)	$11,245	$10,016	$4,778	$3,928
Service cost	270	218	146	103
Interest cost	588	579	270	253
Participants' contributions	21	19	67	58
Amendments	93	66	7	—
Actuarial loss/(gain)	(633)	1,738	(235)	633
Acquisitions/(divestitures)	—	(13)	—	—
Curtailments and settlements	—	4	—	—
Special termination benefits	—	—	3	14
Currency translation and other	1,137	(798)	89	30
Benefit payments	(492)	(584)	(239)	(241)
BENEFIT OBLIGATION AT END OF YEAR(3)	12,229	11,245	4,886	4,778
CHANGE IN PLAN ASSETS
Fair value of plan assets at beginning of year	6,562	6,310	2,843	2,394
Actual return on plan assets	685	839	253	596
Acquisitions /(divestitures)	—	(6)	—	—
Employer contributions	555	439	29	22
Participants' contributions	21	19	67	58
Currency translation and other	631	(455)	2	—
ESOP debt impacts(4)	—	—	20	14
Benefit payments	(492)	(584)	(239)	(241)
FAIR VALUE OF PLAN ASSETS AT END OF YEAR	7,962	6,562	2,975	2,843
FUNDED STATUS	(4,267)	(4,683)	(1,911)	(1,935)

(1)	Primarily non-U.S.-based defined benefit retirement plans.

(2)	Primarily U.S.-based other postretirement benefit plans.

(3)	For the pension benefit plans, the benefit obligation is the projected benefit obligation. For other retiree benefit plans, the benefit obligation is the accumulated postretirement benefit obligation.

(4)	Represents the net impact of ESOP debt service requirements, which is netted against plan assets for other retiree benefits.

Reconciliation of Defined Benefit Retirement Plans and Other Retiree Benefit Plans Recognized in Asset, Liability and Accumulated Other Comprehensive Income

	Pension Benefits		Other Retiree Benefits
Years ended June 30	2011	2010	2011	2010
CLASSIFICATION OF NET AMOUNT RECOGNIZED
Noncurrent assets	$168	$56	$—	$—
Current liability	(47)	(38)	(24)	(20)
Noncurrent liability	(4,388)	(4,701)	(1,887)	(1,915)
NET AMOUNT RECOGNIZED	(4,267)	(4,683)	(1,911)	(1,935)

AMOUNTS RECOGNIZED IN ACCUMULATED OTHER COMPREHENSIVE INCOME (AOCI)
Net actuarial loss	2,315	3,038	2,181	2,319
Prior service cost /(credit)	354	275	(92)	(119)
NET AMOUNTS RECOGNIZED IN AOCI	2,669	3,313	2,089	2,200

CHANGE IN PLAN ASSETS AND BENEFIT OBLIGATIONS RECOGNIZED IN ACCUMULATED OTHER COMPREHENSIVE INCOME (AOCI)
Net actuarial loss /(gain) - current year	(827)	1,343	(60)	491
Prior service cost - current year	93	66	7	—
Amortization of net actuarial loss	(154)	(91)	(96)	(20)
Amortization of prior service (cost) / credit	(18)	(15)	18	21
Settlement / curtailment cost	—	(3)	—	—
Currency translation and other	262	(190)	20	—
TOTAL CHANGE IN AOCI	(644)	1,110	(111)	492

NET AMOUNTS RECOGNIZED IN PERIODIC BENEFIT COST AND AOCI	(106)	1,579	(124)	349

Pension Plans with Accumulated and Projected Benefit Obligations in Excess of Plan Assets
Pension plans with accumulated benefit obligations in excess of plan assets and plans with projected benefit obligations in excess of plan assets consist of the following:

	Accumulated Benefit Obligation Exceeds the Fair Value of Plan Assets		Projected Benefit Obligation Exceeds the Fair Value of Plan Assets
June 30	2011	2010	2011	2010
Projected benefit obligation	$6,817	$10,577	$10,650	$11,059
Accumulated benefit obligation	5,923	9,194	8,940	9,531
Fair value of plan assets	2,845	5,900	6,214	6,320

Components of the Net Periodic Benefit Cost
Net Periodic Benefit Cost. Components of the net periodic benefit cost were as follows:

	Pension Benefits			Other Retiree Benefits
Years ended June 30	2011	2010	2009	2011	2010	2009
Service cost	$270	$218	$214	$146	$103	$91
Interest cost	588	579	551	270	253	243
Expected return on plan assets	(492)	(437)	(473)	(431)	(429)	(444)
Prior service cost /(credit) amortization	18	15	14	(18)	(21)	(23)
Net actuarial loss amortization	154	91	29	96	20	2
Curtailments, settlements and other	—	3	6	3	14	—
GROSS BENEFIT COST/(CREDIT)	538	469	341	66	(60)	(131)
Dividends on ESOP preferred stock	—	—	—	(79)	(83)	(86)
NET PERIODIC BENEFIT COST/(CREDIT)	538	469	341	(13)	(143)	(217)

Amounts Expected to be Amortized from Accumulated Other Comprehensive Income into Net Period Benefit Cost
Amounts expected to be amortized from accumulated OCI into net periodic benefit cost during the year ending June 30, 2012, are as follows:

	Pension Benefits	Other Retiree Benefits
Net actuarial loss	$105	$99
Prior service cost/(credit)	23	(20)

Weighted Average Assumptions for the Defined Benefit and Other Retiree Benefit Calculations, as well as Assumed Health Care Trend Rates
The weighted average assumptions for the defined benefit and other retiree benefit calculations, as well as assumed health care trend rates, were as follows:

	Pension Benefits		Other Retiree Benefits
Years ended June 30	2011	2010	2011	2010
ASSUMPTIONS USED TO DETERMINE BENEFIT OBLIGATIONS(1)
Discount rate	5.3%	5.0%	5.7%	5.4%
Rate of compensation increase	3.5%	3.5%	—	—
ASSUMPTIONS USED TO DETERMINE NET PERIODIC BENEFIT COST(2)
Discount rate	5.0%	6.0%	5.4%	6.4%
Expected return on plan assets	7.0%	7.1%	9.2%	9.1%
Rate of compensation increase	3.5%	3.7%	—	—
ASSUMED HEALTH CARE COST TREND RATES
Health care cost trend rates assumed for next year	—	—	8.5%	8.5%
Rate to which the health care cost trend rate is assumed to decline (ultimate trend rate)	—	—	5.0%	5.0%
Year that the rate reaches the ultimate trend rate	—	—	2018	2017

(1)	Determined as of end of year.

(2)	Determined as of beginning of year and adjusted for acquisitions.

One-Percentage Point Change in Assumed Health Care Cost Trend Rates
A one- percentage point change in assumed health care cost trend rates would have the following effects:

	One-Percentage Point Increase	One-Percentage Point Decrease
Effect on total of service and interest cost components	$79	$(61)
Effect on postretirement benefit obligation	681	(547)

Target Asset Allocation and Actual Asset Allocation
Plan Assets. Our target asset allocation for the year ended June 30, 2011, and actual asset allocation by asset category as of June 30, 2011 and 2010, were as follows:

	Target Asset Allocation
Asset Category	Pension Benefits	Other Retiree Benefits
Cash	2%	2%
Debt securities	51%	8%
Equity securities	47%	90%
TOTAL	100%	100%

	Actual Asset Allocation at June 30
	Pension Benefits		Other Retiree Benefits
Asset Category	2011	2010	2011	2010
Cash	2%	4%	1%	—
Debt securities	52%	53%	8%	9%
Equity securities	46%	43%	91%	91%
TOTAL	100%	100%	100%	100%

Fair Value of the Company's Plan Assets Segregated by Level within the Fair Value Hierarchy
The following table sets forth the fair value of the Company's plan assets as of June 30, 2011 segregated by level within the fair value hierarchy (refer to Note 5 for further discussion on the fair value hierarchy and fair value principles):

	Pension Benefits
	Level 1		Level 2		Level 3		Total
	2011	2010	2011	2010	2011	2010	2011	2010
ASSETS AT FAIR VALUE:
Cash and cash equivalents	$189	$238	$—	$—	$—	$—	$189	$238
Government bonds	68	62	—	—	—	—	68	62
Company stock	11	12	—	—	—	—	11	12
Common collective trust fund - equity	—	—	3,612	2,814	—	—	3,612	2,814
Common collective trust fund - fixed income	—	—	4,027	3,380	—	—	4,027	3,380
Other	—	—	—	—	55	56	55	56
TOTAL ASSETS AT FAIR VALUE	268	312	7,639	6,194	55	56	7,962	6,562

	Other Retiree Benefits
	Level 1		Level 2		Level 3		Total
	2011	2010	2011	2010	2011	2010	2011	2010
ASSETS AT FAIR VALUE:
Cash and cash equivalents	$43	$14	$—	$—	$—	$—	$43	$14
Company stock	—	—	2,655	2,535	—	—	2,655	2,535
Common collective trust fund - equity	—	—	41	43	—	—	41	43
Common collective trust fund - fixed income	—	—	232	249	—	—	232	249
Other	—	—	—	—	4	2	4	2
TOTAL ASSETS AT FAIR VALUE	43	14	2,928	2,827	4	2	2,975	2,843

Total Benefit Payments Expected to be Paid to Participants
Total benefit payments expected to be paid to participants, which include payments funded from the Company's assets, as discussed above, as well as payments from the plans, are as follows:

Years ending June 30	Pension Benefits	Other Retiree Benefits
EXPECTED BENEFIT PAYMENTS
2012	$534	$207
2013	535	225
2014	560	242
2015	573	259
2016	605	275
2017 - 2021	3,494	1,631

Series A and B Preferred Shares of the ESOP Number of Shares Outstanding
The number of preferred shares outstanding at June 30 was as follows:

Shares in thousands	2011	2010	2009
Allocated	52,281	54,542	56,818
Unallocated	13,006	14,762	16,651
TOTAL SERIES A	65,287	69,304	73,469

Allocated	20,759	20,752	20,991
Unallocated	40,090	41,347	42,522
TOTAL SERIES B	60,849	62,099	63,513